Schedule V Fidelity National Financial, Inc. and Subsidiaries Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
FIDELITY NATIONAL FINANCIAL, INC. AND SUBSIDIARIES
VALUATION AND QUALIFYING ACCOUNTS

Years Ended December 31, 2017, 2016 and 2015

		Column C
	Column B	Additions			Column D		Column E
	Balance at	Charge to					Balance at
Column A	Beginning of	Costs and	Other		Deduction		End of
Description	Period	Expenses	(Described)		(Described)		Period
	(In millions)
Year ended December 31, 2017:
Reserve for claim losses	$1,487	$238	$(4)	(1)	$231	(2)	$1,490

Year ended December 31, 2016:
Reserve for claim losses	$1,583	$157	$(8)	(1)	$245	(2)	$1,487

Year ended December 31, 2015:
Reserve for claim losses	$1,621	$246	$1	(1)	$285	(2)	$1,583
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(1)	Represents the change in reinsurance recoverable.

(2)	Represents payments of claim losses, net of recoupments.